ACCOUNTS RECEIVABLE - Accounts Receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 7,303	$ 6,667
Current	6,105	5,478
Long-term	1,198	1,189
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Customer accounts receivable	6,326	5,762
Other accounts receivable	1,236	1,132
Allowance for doubtful accounts
Disclosure of detailed information about financial instruments [line items]
Total accounts receivable	$ 259	$ 227